Impairment review (Tables)	6 Months Ended
Sep. 30, 2019
Impairment review
Schedule of assumptions used in valuation of impairment loss

The table below shows key assumptions used in the value in use calculations at 30 September 2019:

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Romania
	%	%	%	%
Pre-tax risk adjusted discount rate	8.3	10.4	9.3	10.7
Long-term growth rate	0.5	1.0	0.5	1.0
Projected adjusted EBITDA [1]	2.2	(0.5)	9.8	4.8
Projected capital expenditure[2]	17.3-19.7	12.1-14.1	16.8-18.2	11.2-12.4

Sensitivity analysis

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the six months ended 30 September 2019:

	Change required for carrying value to equal
	recoverable amount
	Germany	Italy	Spain	Romania
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	2.0	2.5	0.6	2.7
Long-term growth rate	(2.1)	(2.6)	(0.7)	(3.4)
Projected adjusted EBITDA[1]	(4.9)	(4.5)	(1.4)	(4.8)
Projected capital expenditure[2]	17.1	12.1	3.0	8.5

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an (increase)/decrease to the aggregate impairment loss recognised in the six months ended 30 September 2019.

	Recoverable amount less carrying value
	Germany	Italy	Spain	Romania
	€bn	€bn	€bn	€bn

Base case as at 30 September 2019	7.1	2.7	0.6	0.3
Change in projected adjusted EBITDA[1]
Decrease by 2pps	4.1	1.4	(0.2)	0.1
Increase by 2pps	10.5	4.0	1.4	0.4
Change in long-term growth rate
Decrease by 1pps	3.2	1.5	(0.3)	0.2
Increase by 1pps	12.6	4.3	1.6	0.4

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the six months ended 30 September 2019.

	Change required for carrying value to equal the recoverable amount
	UK	Ireland	Portugal
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.8	0.5	1.3
Long-term growth rate	(0.8)	(0.6)	(1.3)
Projected adjusted EBITDA[1]	(1.8)	(1.1)	(2.7)
Projected capital expenditure[2]	3.6	4.1	7.1

Notes:

1.   Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years of the plans used for impairment testing.

2.   Projected capital expenditure, which excludes licences and spectrum, is expressed as the range of capital expenditure as a percentage of revenue in the initial five years for all cash generating units of the plans used for impairment testing.